Note 5 - Investments - Term Deposits (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Short-term investments	$ 30,000,000	$ 30,000,000
Long-term investments	75,000,000
Total deposit assets	$ 105,000,000	$ 30,000,000